6. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Time Deposits [Line Items]
Scheduled maturities of time deposits
2020	$53,905
2021	21,997
2022	10,919
2023	3,117
2024 and thereafter	21,818

Total	$111,756